Investment in Master Trust - Fair Value and NAV (Details) - EBP 001 restriction in Thousands	Dec. 31, 2025 USD ($) restriction	Dec. 31, 2024 USD ($)
Investments Measured at Net Asset Value Per Share | Common collective trust funds
EBP, Master Trust [Line Items]
Number of participant redemption restrictions | restriction	0
Unfunded Commitment	$ 0
Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	3,898,047,000	$ 3,494,890,000
Master Trust | WEC common stock
EBP, Master Trust [Line Items]
Investments at fair value	589,643,827	0
Master Trust | Mutual funds
EBP, Master Trust [Line Items]
Investments at fair value	387,841,000	1,346,121,000
Master Trust | Common collective trust funds
EBP, Master Trust [Line Items]
Investments at fair value	2,920,562,000	1,571,663,000
Master Trust | Level 1
EBP, Master Trust [Line Items]
Investments at fair value	977,485,000	1,923,227,000
Master Trust | Level 1 | WEC common stock
EBP, Master Trust [Line Items]
Investments at fair value	589,644,000	571,128,000
Master Trust | Level 1 | Money market mutual fund
EBP, Master Trust [Line Items]
Investments at fair value		5,978,000
Master Trust | Level 1 | Mutual funds
EBP, Master Trust [Line Items]
Investments at fair value	387,841,000	1,346,121,000
Master Trust | Level 2
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Master Trust | Level 2 | WEC common stock
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Master Trust | Level 2 | Money market mutual fund
EBP, Master Trust [Line Items]
Investments at fair value		0
Master Trust | Level 2 | Mutual funds
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Master Trust | Level 3
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Master Trust | Level 3 | WEC common stock
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Master Trust | Level 3 | Money market mutual fund
EBP, Master Trust [Line Items]
Investments at fair value		0
Master Trust | Level 3 | Mutual funds
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Master Trust | Level 1, Level 2, and Level 3
EBP, Master Trust [Line Items]
Investments at fair value	977,485,000	1,923,227,000
Master Trust | Level 1, Level 2, and Level 3 | WEC common stock
EBP, Master Trust [Line Items]
Investments at fair value	589,644,000	571,128,000
Master Trust | Level 1, Level 2, and Level 3 | Money market mutual fund
EBP, Master Trust [Line Items]
Investments at fair value		5,978,000
Master Trust | Level 1, Level 2, and Level 3 | Mutual funds
EBP, Master Trust [Line Items]
Investments at fair value	387,841,000	1,346,121,000
Master Trust | Investments Measured at Net Asset Value Per Share | Common collective trust funds
EBP, Master Trust [Line Items]
Investments at fair value	$ 2,920,562,000	$ 1,571,663,000